Share-based payment arrangements - Schedule of Status and Movements in RSUs and PSUs (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Shares Without Performance Criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	680,249	480,825
Granted (in shares)	379,428	447,136
Redeemed (in shares)	(282,037)	(175,670)
Forfeited (in shares)	(63,153)	(72,042)
At December 31,	714,487	680,249
Restricted share units with performance criteria
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	0	251,943
Granted (in shares)	0	186,117
Redeemed (in shares)	0	(386,310)
Forfeited (in shares)	0	(51,750)
At December 31,	0	0
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
At January 1,	974,302	689,175
Granted (in shares)	360,488	411,870
Redeemed (in shares)	(284,411)	(27,874)
Forfeited (in shares)	0	(98,869)
At December 31,	1,050,379	974,302